Variable Interest Entities - Narrative (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	Dec. 31, 2022 USD ($)
Pine Walk Capital Limited
Variable Interest Entity [Line Items]
Financing receivable, before allowance for credit loss	$ 0.0
Oakside Surety Limited
Variable Interest Entity [Line Items]
Financing receivable, before allowance for credit loss	0.0
Perigon Product Recall Limited
Variable Interest Entity [Line Items]
Financing receivable, before allowance for credit loss	0.4
Navium Marine Limited
Variable Interest Entity [Line Items]
Financing receivable, before allowance for credit loss	1.2
OpEnergy Limited
Variable Interest Entity [Line Items]
Financing receivable, before allowance for credit loss	0.8
Pernix Specialty Limited
Variable Interest Entity [Line Items]
Financing receivable, before allowance for credit loss	$ 1.2